Major restructuring costs	12 Months Ended
Dec. 31, 2021
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Major restructuring costs
10. Major restructuring costs
Within the Pharmaceuticals sector, the highly regulated manufacturing operations and supply chains and long lifecycle of the business mean that restructuring programmes, particularly those that involve the rationalisation or closure of manufacturing or R&D sites, are likely to take several years to complete.
Major restructuring costs are those related to specific Board-approved Major restructuring programmes, including integration costs following material acquisitions, which are structural and are of a significant scale where the costs of individual or related projects exceed £25 million.
The existing Combined restructuring and integration programme incorporates the previous Major Change programme, the Pharmaceuticals restructuring programme and the restructuring and integration programme following the Novartis transaction in 2015. This programme is now substantially complete. In July 2018, the Board approved a Major restructuring programme, designed to significantly improve the competitiveness and efficiency of the Group’s cost base with savings delivered primarily through supply chain optimisation and reductions in administrative costs. This programme is now substantially complete. In February 2019, the Board approved a Major restructuring plan to generate synergies from the integration of the Pfizer consumer healthcare business into GSK’s Consumer Healthcare business. In January 2020, the Board approved a two-year
Separation Preparation programme to prepare for the separation of GSK into two companies.
The total restructuring costs of £626 million in 2021 were incurred in the following areas:

–	Restructuring costs to prepare for separation of GSK into two companies

–	Restructuring following the integration of the Pfizer consumer healthcare business into GSK Consumer Healthcare

–
Continued implementation of the restructuring programme that started in July 2018, to simplify the operating models and improve resource allocation of the Pharmaceutical and Consumer Healthcare supply chains

–	Continued transformation of central functions, including GSK technology platforms and interfaces, to deliver greater digital synergies, simplification of applications and staff reductions.
The analysis of the costs charged to operating profit under these programmes was as follows:

	2021 £m	2020 £m	2019 £m

Increase in provision for Major restructuring programmes (see Note 31)	383	746	345

Amount of provision reversed unused (see Note 31)	(151)	(96)	(148)

Impairment losses recognised	27	361	521

Other non-cash charges	29	104	99

Other cash costs	338	417	288
	626	1,532	1,105
Provision reversals of £151 million (2020 – £96 million, 2019 – £148 million) reflected provision releases mainly for the Separation Preparation programme and 2018 Major restructuring programme. Asset impairments of £27 million and other non-cash
charges of £29 million principally comprised fixed asset write-downs of manufacturing facilities and accelerated depreciation where asset lives have been shortened in the supply chain manufacturing network as a result of the Major restructuring programmes. All other charges have been or will be settled in cash and include site closure costs, consultancy and project management costs.
The analysis of Major restructuring charges by programme was as follows:

			2021
	Cash £m	Non-cash £m	Total £m
Separation Preparation programme	371	59	430

Consumer Healthcare Joint Venture integration programme	173	11	184

2018 Major restructuring programme (including Tesaro)	18	9	27

Combined restructuring and integration programme	8	(23)	(15)
	570	56	626

			2020
	Cash £m	Non-cash £m	Total £m
Separation Preparation programme	625	216	841

Consumer Healthcare Joint Venture integration programme	298	28	326

2018 Major restructuring programme (including Tesaro)	105	210	315

Combined restructuring and integration programme	39	11	50
	1,067	465	1,532
The analysis of Major restructuring charges by income statement line was as follows:

	2021 £m	2020 £m	2019 £m
Cost of sales	154	667	658

Selling, general and administration	426	659	332

Research and development	46	206	114

Other operating expense	–	–	1
	626	1,532	1,105